Investments in Associates - Summary of Cash Flows (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of subsidiaries [line items]
Net increase in cash and cash equivalents	R$ 2,019,747	R$ 4,820,036	R$ 4,607,769
Effect of exchange rate fluctuations on cash held	511,465	350,608	242,707
Cash and cash equivalents at beginning of year	13,642,918	8,472,274	3,621,798
Cash and cash equivalents at end of year	16,174,130	13,642,918	8,472,274
Compass Gás e Energia [member]
Disclosure of subsidiaries [line items]
Net cash (used in) from operating activities	(44,974)	(18,046)
Net cash from (used in) investing activities	(26,764)	776,872
Net cash (used in) from financing activities	1,265,679	(525,030)
Net increase in cash and cash equivalents	1,193,941	233,796
Effect of exchange rate fluctuations on cash held	(13,898)	(982)
Cash and cash equivalents at beginning of year	232,819	5	5
Cash and cash equivalents at end of year	1,412,862	232,819	5
Comgas [member]
Disclosure of subsidiaries [line items]
Net cash (used in) from operating activities	2,539,222	2,111,551	2,512,303
Net cash from (used in) investing activities	(1,025,104)	(1,768,298)	202,037
Net cash (used in) from financing activities	(2,202,275)	198,890	(2,233,548)
Net increase in cash and cash equivalents	(688,157)	542,143	480,792
Effect of exchange rate fluctuations on cash held	(30,741)	(15,005)
Cash and cash equivalents at beginning of year	1,610,548	1,083,410	602,618
Cash and cash equivalents at end of year	891,650	1,610,548	1,083,410
CLI [Member]
Disclosure of subsidiaries [line items]
Net cash (used in) from operating activities	95,461	71,654	82,946
Net cash from (used in) investing activities	77,742	(38,910)	(10,140)
Net cash (used in) from financing activities	(13,766)	14,874	291,898
Net increase in cash and cash equivalents	159,437	47,618	364,704
Effect of exchange rate fluctuations on cash held	109,642	125,268	(44,971)
Cash and cash equivalents at beginning of year	492,619	319,733
Cash and cash equivalents at end of year	761,698	492,619	319,733
Rumo S.A. [member]
Disclosure of subsidiaries [line items]
Net cash (used in) from operating activities	(15,679)	463,170	197,313
Net cash from (used in) investing activities	(1,469,750)	(6,632,353)	(929,861)
Net cash (used in) from financing activities	714,115	7,037,144	1,432,659
Net increase in cash and cash equivalents	(771,314)	867,961	700,111
Effect of exchange rate fluctuations on cash held	(5,551)
Cash and cash equivalents at beginning of year	1,568,667	700,706	595
Cash and cash equivalents at end of year	791,802	1,568,667	700,706
Cosan Investimentos [member]
Disclosure of subsidiaries [line items]
Net cash (used in) from operating activities	21,690
Net cash from (used in) investing activities	49,227
Net cash (used in) from financing activities	(15,650)
Net increase in cash and cash equivalents	55,267
Effect of exchange rate fluctuations on cash held
Cash and cash equivalents at beginning of year
Cash and cash equivalents at end of year	R$ 55,267